Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation
Schedule of classification of share-based compensation
	2012	2013	2014
Restaurant wages and related expenses	3,928	4,900	4,419
Selling, general and administrative	11,772	10,994	16,266
Total	15,700	15,894	20,685

Schedule of significant assumptions used in estimating the fair values of stock options

	2012	2013	2014

Suboptimal exercise factor	2.0 to 2.5	2.0 to 2.5	2.0
Risk-free interest rate	3.33%-3.50%	3.59%-3.69%	4.34%
Volatility	40.6% to 41.2%	39.5% to 46.7%	38.70%
Dividend yield	—	—	—
Life of option	10 years	10 years	10 years

Schedule of option activities under the Option Plan

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		US$		US$

Outstanding, as of January 1, 2014	1,582,080	1.46	6.1years	2,037
Granted	35,000	2.36	—	—
Cancellation and termination	(22,824)	1.90	—	—
Exercised	(300,400)	1.00	—	—
Outstanding, as of December 31, 2014	1,293,856	1.04	5.3 years	592
Vested and expected to vest as of December 31, 2014	1,235,435	1.04	5.3 years	566
Options exercisable at December 31,2014	1,095,520	1.01	5.1 years	516

Schedule of non-vested restricted shares activity

		Weighted-Average Grant Date
		Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2014	1,449,446	2.64
Granted	521,660	3.04
Vested	(755,342)	2.83
Cancellation and termination	(108,572)	2.58
Non-vested restricted shares outstanding at December 31, 2014	1,107,192	2.71